Finance and other income (Tables)	12 Months Ended
Dec. 31, 2020
Finance And Other Income [Abstract]
Summary of Finance and Other Income
	Year ended December 31,
	2020	2019	2018
	£000s	£000s	£000s
Bank interest receivable	129	27	39
Total Finance and other income	129	27	39